INVENTORIES	6 Months Ended
Sep. 30, 2025
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 6 — INVENTORIES

	As of March 31,	As of September 30,
	2025	2025
	RMB	RMB
Raw materials	10,474	12,793
Work in progress	2,941	1,777
Finished goods	13,712	7,193
Total inventory, gross	27,127	21,763
Inventory reserve	(20,776)	(17,069)
Total inventory, net	6,351	4,694

The Company analyzed the valuation of inventory and disposed of obsolete inventories. As a result of such analysis, the movement of inventory reserve was as follows:

	Six months ended September 30,	Six months ended September 30,
	2024	2025
	RMB	RMB
Balance at beginning of year	11,026	20,776
Reversal of allowance for obsolete inventories	-	(3,693)
Foreign currency translation difference	(112)	(14)
Balance at the end of year	10,914	17,069